OPERATING LEASES	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
OPERATING LEASES

9.          OPERATING LEASES

The Company leases its facilities and offices under non-cancellable operating lease agreements. These leases expire through 2023 and are renewable upon negotiation.

For the year ended December 31, 2021, cash paid for amounts included in the measurement of lease liabilities was $744.

The operating lease cost and short-term lease cost for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the Years Ended December 31,
	2019	2020	2021
Cost	$90	$297	$—
Selling expenses	7	—	174
Research and development expenses	977	1,221	171
General and administrative expenses	215	296	533
Total operating lease cost	1,289	1,814	878

Short-term lease cost	276	83	59

Total lease cost	$1,565	$1,897	$937

The weighted average remaining lease term as of December 31, 2020 and 2021 was 1.70 and 1.13 years, and the weighted average discount rate of the operating leases was 10.30% and 10.60%.

Maturities of lease liabilities as of December 31, 2021 were as follows:

Operating Lease
2022	$712
2023	93
Total undiscounted lease payment	805
Less: Imputed interest	(36)
Present value of lease liabilities	$769
Operating lease liability –current	706
Operating lease liability –noncurrent	63